LEASE LIABILITIES (Details) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Current lease liabilities	$ 6,130	$ 5,035
Non-current lease liabilities	12,786	10,515
Total lease liabilities	18,916	15,550	$ 12,968
Argentinas
Disclosure of geographical areas [line items]
Current lease liabilities	5,541	4,631
Non-current lease liabilities	11,596	9,237
Abroad
Disclosure of geographical areas [line items]
Current lease liabilities	589	404
Non-current lease liabilities	$ 1,190	$ 1,278